Average Annual Total Returns - FidelityEquityDividendIncomeFund-KPRO - FidelityEquityDividendIncomeFund-KPRO - Fidelity Equity Dividend Income Fund	Jan. 29, 2024
Fidelity Equity Dividend Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	11.69%
Past 5 years	11.93%
Past 10 years	8.65%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%
MS735
Average Annual Return:
Past 1 year	6.56%
Past 5 years	9.90%
Past 10 years	9.09%